Subsequent Events	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CIK0001814821 KISMET ACQUISITION ONE CORP [Member]
Subsequent Events

NOTE 10 — Subsequent Events

On July 7, 2021, the Sponsor agreed to loan the Company an aggregate of $400,000 pursuant to a promissory note in order to finance the Company’s working capital needs. The note is non-interest bearing and up to $1,500,000 of such loan may be convertible into Private Placement Warrants at a price of $1.00 per warrant at the option of the Sponsor.

On July 17, 2021, the Company and certain of the other relevant parties to the Business Combination Agreement entered into Amendment No. 1 to the Business Combination Agreement (the “Amendment”). The Amendment, among other things, permits the Company and Pubco to enter into the Subscription Agreements (defined below) and consummate the PIPE (defined below), provides that the proceeds of the PIPE will count toward the satisfaction of the $100 million minimum cash closing condition contained in the Business Combination, and changes the “Outside Date” for the parties to consummate the Transactions to September 30, 2021. The Amendment also replaces (i) the form of Registration Rights Agreement to be entered into at the Closing with a new form of such agreement, providing for shelf registration rights to certain holders thereunder, and (ii) the form of Sponsor Lock-Up Agreement to be entered into at the Closing with a new form of such agreement, to permit the transfer of certain private placement warrants held by the Sponsor to the Subscribers (defined below) pursuant to the terms of the Subscription Agreements.

Private Placement and Subscription Agreements

On July 16, 2021, in support of the Transactions, the Company Pubco and the Sponsor entered into separate subscription agreements (each as amended, restated or supplemented from time to time, a “Subscription Agreement”) with certain institutional investors with whom the Sponsor had prior business relationships (each, a “Subscriber”), pursuant to which the Subscribers agreed to subscribe for and purchase an aggregate of 5,000,000 shares of Pubco’s ordinary shares for a purchase price of $10.00 per share for an aggregate commitment of $50,000,000 in a private placement (the “PIPE”) to be consummated substantially concurrently with the closing of the transactions (the “Closing”). The PIPE is conditioned on the substantially concurrent closing of the Transactions and other customary closing conditions. Also pursuant to the Subscription Agreements, the Sponsor agreed to transfer to the Subscribers, on the date of the Closing immediately after the issuance by Pubco of ordinary shares pursuant to the PIPE, an aggregate of 1,625,000 of the private placement warrants held by the Sponsor. The Subscribers were also given registration rights in the Subscription Agreements. The purpose of the PIPE is to raise additional capital for use in connection with the Transactions, to meet the minimum cash requirement provided in the Business Combination Agreement, and to otherwise provide working capital and funds for corporate purposes for Pubco following the Closing.

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued. Based upon this review, other than disclosed herein and in Note 1, the Company did not identify any subsequent event that would have required adjustment or disclosure in the condensed financial statements.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements, except as disclosed in Note 1 and Note 6.